Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Text Block]
22—COMMITMENTS AND CONTINGENCIES

22-1 Commitments

The Company currently has commitments regarding its operating leases as described in Note 12-2.

In connection with the issuance of New Debentures and January 2012 Warrants, the Company entered into a registration rights agreement (the “Registration Right Agreement”). Under the terms of the Registration Rights Agreement, subject to certain limited exceptions, if the Company fails to comply with certain provisions set forth in the Registration Rights Agreement, the Company will be required to pay the holders participating in the exchange, as liquidated damages, 1.0% of the aggregate balanced amount of October 2007 Convertible Debentures exchanged by each such holder in the Exchange Agreement for each 30 -day period (or a pro rata portion thereof) during which such failure continues.

F-40

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

22-2 Litigation

As of the date of these financial statements, the Company is not involved in any material legal proceedings.

22-3 Contingencies

The Company currently has contingencies relating to warranties provided to customers for products as described in Note 1-13 and Note 11.